Parent Only Financial Statements (Details) - Schedule of condensed statements of cash flows - Reportable Legal Entities [Member] - Parent Company [Member]	12 Months Ended
Jun. 30, 2022 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (21,708,583)
Net cash used in investing activities
Net cash provided by financing activities	21,807,305
Net increase in cash, cash equivalents and restricted cash	98,722
Cash, cash equivalents and restricted cash at beginning of the year
Cash, cash equivalents and restricted cash at end of the year	$ 98,722